Financial risk management - Schedule of financial instruments denominated in major foreign currencies (Details) - Foreign currency risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 104,779	$ 99,363	$ 87,075
Financial liabilities	2,636	1,955	163
USD
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	99,212	95,837	87,075
Financial liabilities	0	0	157
CAD
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	13	18	0
Financial liabilities	0	0	0
EUR
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,640	1,566	0
Financial liabilities	1,228	1,116	0
GBP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3,569	1,620	0
Financial liabilities	1,337	780	6
NZD
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	38	49	0
Financial liabilities	0	0	0
SEK
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	269	231	0
Financial liabilities	71	59	0
NOK
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	38	42	0
Financial liabilities	$ 0	$ 0	$ 0